Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 213,332
2020	213,332
2021	213,332
2023	213,332
2023 and thereafter	3,075,536
Total	$ 3,928,864